T. ROWE PRICE Target 2025 Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/25
(Cost and value in $000s)
BOND MUTUAL FUNDS 53.7%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  88,092 14,628 13,557 19,327,887 90,648
New Income Fund  65,437 10,087 11,027 8,405,271 67,410
International Bond Fund (USD
Hedged)  22,627 4,108 3,797 2,785,723 23,818
Dynamic Global Bond Fund  15,240 2,679 2,756 2,006,719 15,753
Emerging Markets Bond Fund  15,583 1,662 2,455 1,668,192 15,597
U.S. Treasury Long-Term Index
Fund  13,975 2,070 2,814 1,935,164 14,417
High Yield Fund  14,383 1,579 2,848 2,294,259 13,697
Dynamic Credit Fund  5,213 1,391 904 648,512 5,810
Floating Rate Fund  5,608 590 1,504 507,880 4,713
Total Bond Mutual Funds (Cost $266,142) 251,863
EQUITY MUTUAL FUNDS 44.0%
T. Rowe Price Funds:
Value Fund  32,631 4,184 5,690 636,172 30,193
Growth Stock Fund  30,346 3,450 5,935 260,533 27,674
U.S. Large-Cap Core Fund  21,314 2,557 3,565 478,527 19,998
Hedged Equity Fund  19,626 1,742 2,830 1,560,395 19,739
Equity Index 500 Fund  16,624 4,936 4,655 118,776 18,625
Overseas Stock Fund  15,966 1,409 2,127 1,117,789 14,989
International Value Equity Fund  15,454 1,306 2,112 803,183 14,891
Real Assets Fund  14,203 1,250 1,988 914,637 13,436
International Stock Fund  13,881 1,055 2,034 635,581 13,061
Mid-Cap Growth Fund  7,777 1,111 1,476 69,323 6,880
Mid-Cap Value Fund  7,202 1,237 1,312 202,192 6,563
Emerging Markets Discovery Stock
Fund  5,508 542 811 381,265 5,399
Emerging Markets Stock Fund  4,698 376 692 130,577 4,423
Small-Cap Value Fund  4,557 646 891 78,728 4,147
Small-Cap Stock Fund  4,327 775 1,182 63,259 3,573
New Horizons Fund (2) 3,341 341 512 56,858 3,181
Total Equity Mutual Funds (Cost $146,396) 206,772
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  45 3,485 3,480 504 49
Total Other Mutual Funds (Cost $50) 49

T. ROWE PRICE Target 2025 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.3%
Money Market Funds  2.3%
T. Rowe Price U.S. Treasury
Money Fund, 4.44% (3) 11,723 13,063 14,012 10,773,670 10,774
Total Short-Term Investments (Cost $10,774) 10,774
Total Investments in Securities 100.0%
(Cost $423,362) $ 469,458
Other Assets Less Liabilities (0.0)% (220)
Net Assets 100.0% $ 469,238
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2025 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (8) $ 110 $ 311
Dynamic Global Bond Fund  (225) 590 415
Emerging Markets Bond Fund  (355) 807 789
Emerging Markets Discovery Stock Fund  (45) 160 221
Emerging Markets Stock Fund  (3) 41 87
Equity Index 500 Fund  466 1,720 178
Floating Rate Fund  (33) 19 310
Growth Stock Fund  4,201 (187) 56
Hedged Equity Fund  599 1,201 299
High Yield Fund  (223) 583 773
International Bond Fund (USD Hedged)  (336) 880 653
International Stock Fund  345 159 234
International Value Equity Fund  414 243 476
Limited Duration Inflation Focused Bond Fund  (737) 1,485 3,712
Mid-Cap Growth Fund  844 (532) 44
Mid-Cap Value Fund  995 (564) 127
New Horizons Fund  173 11 —
New Income Fund  (1,422) 2,913 2,391
Overseas Stock Fund  366 (259) 466
Real Assets Fund  14 (29) 323
Small-Cap Stock Fund  735 (347) 50
Small-Cap Value Fund  472 (165) 66
Transition Fund  (18) (1) —
U.S. Large-Cap Core Fund  1,741 (308) 233
U.S. Treasury Long-Term Index Fund  (765) 1,186 419
Value Fund  3,365 (932) 509
U.S. Treasury Money Fund, 4.44% — — 394
Totals $ 10,560# $ 8,784 $ 13,536+

T. ROWE PRICE Target 2025 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $7,506 of the net realized gain (loss).
+ Investment income comprised $13,536 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2025 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2025 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2025 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2025 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F186-054Q3 02/25